Organization and Principal Activities	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Scienjoy Holding Corporation (the “Company” or “Scienjoy”) through its subsidiaries, and variable interest entities(“VIE”) and its subsidiaries (collectively the “Group”) are principally engaged in operating its own live streaming platforms in the People’s Republic of China (the “PRC”), which enable users to view and interact with broadcasters through online chat, virtual items and playing games. The primary theme of the Company’s platform is entertainment live streaming.

(a) Reverse recapitalization

On May 7, 2020, the Company, formerly known as Wealthbridge Acquisition Limited (“Wealthbridge”), consummated the transactions (the “SPAC Transaction”) contemplated by the Share Exchange Agreement (the “Share Exchange Agreement”) dated as of October 28, 2019, pursuant to which the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. and changed its name to Scienjoy Holding Corporation. Upon the closing of the Transaction, the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. in exchange for approximately in aggregated of 19.4 million Class A ordinary shares, including 3 million Class A ordinary shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc. (Note -2). Scienjoy Inc. was determined to be the accounting acquirer given that the original shareholders of Scienjoy Inc. effectively controlled the combined entity after the Transaction. The Transaction is not a business combination because Wealthbridge was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Scienjoy Inc. for the net monetary assets of Wealthbridge, accompanied by a recapitalization. Scienjoy Inc. is determined as the predecessor, and the historical financial statements of Scienjoy Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization.

(b) Reorganization

On January 1, 2018, Tongfang Investment Fund Series SPC (“TF”) completed the acquisition of a 65% equity interest in Sixiang Times (Beijing) Technology Co., Ltd (“Sixiang Times”) from NQ Mobile Inc. Through the acquisition of Sixiang Times, TF acquired a controlling position in Holgus Sixiang Information Technology Co., Ltd (“Holgus X”), Kashgar Sixiang Times Internet Technology Co., Ltd (“Kashgar Times”), Beijing Sixiang Shiguang Technology Co., Ltd (“SG”), Hai Xiu (Beijing) Technology Co., Ltd (“HX”) and Beijing Le Hai Technology Co., Ltd (“LH”).

On May 18, 2017, Scienjoy Inc. established its wholly owned subsidiary in Hong Kong, Scienjoy International Limited (“Scienjoy HK”), as a holding company holding all of the outstanding shares of Sixiang Wuxian (Beijing) Technology Co., Ltd (“WXBJ”) which was established in PRC on October 17, 2017 under the laws of the People’s Republic of China as a holding company holding all of the equity interest of Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”), which was incorporated on July 5, 2018.

Scienjoy Inc. established ZH (through WXBJ), as a holding company for purpose of holding all of the outstanding equity interest of Holgus X and Kashgar Times, as follows:

(i)	On July 18, 2018, Sixiang Times and ZH executed an equity transfer agreement. Pursuant to the agreement, 100% equity interest in Holgus X was transferred to ZH.

(ii)	On July 24, 2018, Sixiang Times and ZH executed an equity transfer agreement. Pursuant to the agreement, 100% equity interest in Kashgar Times was transferred to ZH. In consideration of the transfer, the Company paid RMB10,000 to the former shareholders of Kashgar Times.

On November 16, 2018, Sixiang Times and other minority shareholders respectively entered into certain equity transfer agreements with Sixiang Huizhi (Beijing) Technology Culture Co., Ltd. (“HZ”) and Tianjin Sihui Peiying Technology Co., Ltd. (“SY”), and transfer 100% equity interest in SG to HZ, and transfer 100% equity interest in HX and LH to HZ and SY accordingly. Both HZ and SY were ultimately controlled by TF.

On January 28, 2019, HZ and SY executed equity transfer agreement with Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”). Pursuant to the agreement, 100% equity interest in SG, HX and LH were transferred to QY which is ultimately controlled by TF. In consideration of the transfer, Scienjoy Inc. paid RMB 32,000 to the former shareholders of SG, HX and LH.

On January 29, 2019, Scienjoy Inc., through its wholly owned subsidiary WXBJ, entered into a series of contractual arrangements (VIE Agreements) with QY and its respective shareholders, and in substance controlled all equity shares, risk and reward of SG, HX and LH through QY accordingly as a primary beneficiary of QY.

On January 29, 2019, Scienjoy Inc. completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WXBJ and ZH were established as holding Companies. WXBJ holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WXBJ is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH. These transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

(c) Recent developments

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first half of 2020, which has caused significant volatility in the PRC and international markets. In the six months ended June 30, 2022 and 2021, the COVID-19 pandemic did not have a material net impact on the Company’s financial positions and operating results. The extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

On January 1, 2022, the Company closed an Equity Acquisition Framework Agreement (the “Framework Agreement”) with Golden Shield Enterprises Limited (“Golden Shield”), Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”), The Company acquired 100% of the issued and outstanding securities of Weiliantong and Golden Shield for an aggregate consideration of RMB280,000 (approximately US$43,800)

On January 4, 2022, the Company set up a new subsidiary, Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd. for general corporate purpose.

On January 25, 2022, SG consummated the acquisition of the 100% equity interest in Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) and its wholly owned subsidiary, Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) from its original shareholders for a cash consideration of RMB100 (US$15).

On February 15, 2022, QYHN established a 51% owned subsidiary Hongcheng Huiying (Hangzhou) Technology Industry Development Co., Ltd. (“HCHY”) in Zhejiang, PRC to provide information technology service.

On April 7, 2022, Sixiang Qiyuan(Hangzhou) Culture Technology Co., Ltd (“QYHZ”) and its several wholly owned subsidiaries were established in Zhejiang, PRC to provide information technology service. QYHZ is controlled through contractual agreement in lieu of direct equity ownership by WXZH.

On April 28, 2022, Scienjoy HK established a wholly owned subsidiary Sixiang Wuxian (Zhejiang) Culture Technology Co. Ltd. (“WXZJ”) and its subsidiary Sixiang Zhihui(Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) in Zhejiang, PRC to provide information technology service.

On June 30, WXBJ established a wholly owned subsidiary Sixiang Yingyue (Shanghai) Technology Co., Ltd (“SXYY”), in Shanghai, PRC to provide information technology service.

(d) Organization

Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	March 2, 2017	Cayman Islands	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology

VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) (a wholly owned subsidiary of SG)	July 18, 2018	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) (a wholly owned subsidiary of SG)	September 27, 2021	The PRC	100%	Live streaming platform
Shihuai (Beijing) Technology Co., Ltd (“SH”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform